Intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
6	Intangible assets

Intangible assets are analyzed as follows:

	March 31,
	2013	2014
	$ in thousands	$ in thousands

Cost	6,769	6,894
Less: accumulated amortization	(2,179)	(2,507)

	4,590	4,387

The components of other intangible assets are as follows:

	March 31,
	2013	2014
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	2,215	2,062
Land use right of factory land in Xinxing, Guangdong, PRC	2,375	2,325

	4,590	4,387

Amortization expense in relation to other intangible assets was approximately $176,000, $226,000 and $289,000 for each of the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

As of March 31, 2014, future minimum amortization expenses in respect of other intangible assets are as follows:

$ in thousands
2015	294
2016	294
2017	294
2018	294
2019	294
Thereafter	2,917

Total	4,387